[Letterhead of Chapman and Cutler LLP]

February 13, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Innovator ETFs Trust (Registration Nos. 333-146827, 811-22135)

Ladies and Gentlemen:

On behalf of Innovator ETFs Trust (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 329 and under the Investment Company Act of 1940, as amended, Amendment No. 330 to the Registrant’s registration statement on Form N-1A (the “Amended Registration Statement”). The Amended Registration Statement relates to Innovator S&P 500 Buffer ETF™ – May, Innovator S&P 500 Power Buffer ETF™ – May and Innovator S&P 500 Ultra Buffer ETF™ – Mayf (each, a “Fund” and collectively the “Funds”), each a series of the Registrant. This Amended Registration Statement is being filed pursuant to Rule 485(a) of the 1933 Act.

Pursuant to SEC Release No. 33-6510 (February 15, 1984), each Fund hereby requests selective review of the above referenced Amended Registration Statement. We have relied upon the registration statement relating to the Innovator S&P 500 Buffer ETF™ – February, Innovator S&P 500 Power Buffer ETF™ – February and Innovator S&P 500 Ultra Buffer ETF™ – February (the “Innovator S&P December Defined Outcome Funds”), as precedent in drafting the Amended Registration Statement and consider portions of such filing to be substantially similar to the Amended Registration Statement.

The disclosure in the Amended Registration Statement with regard to the description of the Funds, each respective investment objective, strategy and policies, the risks associated with investment in the Funds and the management of the Funds is substantially similar to the disclosures made in the registration statement relating to Innovator S&P December Defined Outcome Funds common shares (File Nos. 333-146827 and 811-22135, Post-Effective Amendment No. 327 under the 1933 Act). The Funds note that certain disclosures on the cover page and in the “Investor Suitability Considerations” section, as well as the addition of a chart in the “Principal Investment Strategies” section, have been included, as filed on January 28, 2020 (File Nos. 333-146827 and 811-22134, Post-Effective Amendment No. 324 under the 1933 Act). Except as provided above, the disclosure in the Amended Registration Statement has generally been revised only as necessary to set forth the anticipated terms of the Funds’ outcome period and respective caps.

Should you have any questions or require further information with respect to this Registration Statement or the filings we have relied upon as precedent for and consider substantially similar to the Registration Statement, please telephone the undersigned at (312) 845-3273.

Very truly yours, Chapman and Cutler llp

By:	/s/ Walter L. Draney
Walter L. Draney

Enclosures